As filed with the Securities and Exchange Commission on September 26, 2007

                                     Investment Company Act File Number 811-3522

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                        Daily Tax Free Income Fund, Inc.

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
 DAILY TAX FREE INCOME FUND, INC.
 STATEMENT OF NET ASSETS
 JULY 31, 2007
 (UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
Face                                                                             Maturity     Current    Value              Standard
Amount                                                                             Date      Coupon (b) (Note 1)   Moody's  & Poor's
---------                                                                          ----     ----------- --------   -------  --------
Tax Exempt Commercial Paper (1.46%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Jacksonville, FL Electric Authority (Electric System)
              Series 2000A                                                         10/10/07     3.68%   $ 2,000,000    VMIG-1   A-1
-----------                                                                                             -----------
  2,000,000   Total Tax Exempt Commercial Paper                                                           2,000,000
-----------                                                                                             -----------
Tax Exempt General Obligation Notes & Bonds (38.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Antigo, WI Unified School District TRPN (c)                          11/01/07     3.67%   $ 1,000,436
  1,200,000   Bonduel, WI School District TRAN (c)                                 08/24/07     3.69      1,200,044
    900,000   Cadott, WI Community School District TRPN (c)                        09/28/07     3.65        900,068
  1,300,000   Columbus, WI School District TRPN (c)                                10/29/07     3.69      1,300,275
  1,500,000   Delavan Darien, WI School District TRPN (c)                          08/29/07     3.74      1,500,066
  8,000,000   Dublin City, WI Everest Area School District 2006 TRAN (c)           08/27/07     3.92      8,000,043
  3,500,000   Elkhorn, WI Area School District TRAN (c)                            08/24/07     3.73      3,500,148
  1,550,000   Fairborn City, OH (Green County) Tax Increment Financing RN
              LOC US Bank NA                                                       09/13/07     3.68      1,551,443       P-1   A-1+
    900,000   Florence County, WI School District TRAN  (c)                        10/26/07     3.68        900,245
  1,000,000   Glenwood City, WI School District TRPN (c)                           09/25/07     3.65      1,000,072
  2,760,000   Greendale, WI School District TRPN (c)                               09/26/07     3.64      2,760,245
  2,600,000   Maple Dale, WI Indian Hill School District TRPN (c)                  08/30/07     3.77      2,600,059
  1,900,000   Menomonie, WI Area School District TRPN (c)                          09/04/07     3.62      1,900,135
  5,000,000   Merrill, WI Area Common Public School District TRAN (c)              10/04/07     3.60      5,000,421
  1,000,000   Michigan Public Educational Facilities Authority RN -Series 2006 A
              LOC  Bank of New York                                                08/31/07     3.85      1,000,513       P-1   A-1+
  1,000,000   Muskingum County, OH BAN (Brandywine Loop) (c)                       09/27/07     3.70      1,000,752
  1,600,000   Prescott, WI School District TRPN (c)                                10/24/07     3.67      1,600,352
  2,900,000   Rice Lake, WI Area School District TRPN (c)                          11/01/07     3.61      2,900,626
  1,080,000   Rio, WI Community School District TRPN (c)                           10/16/07     3.65      1,080,106
  1,000,000   Ripon, WI School District TRAN (c)                                   09/28/07     3.68      1,000,168
  4,700,000   Spring Lake Park, MN Independent School District No. 016
              Aid Anticipation Certificates - Series B (c)                         09/24/07     3.77      4,703,865
  1,900,000   Valders, WI Area School District TRAN (c)                            09/21/07     3.64      1,900,153
  3,080,000   Wisconsin Arrowhead Union High School District TRPN (c)              09/28/07     3.63      3,080,326
  1,030,000   Woodruff & Arbor Vitae, WI School District No.1 TRPN (c)             08/27/07     3.66      1,030,085
-----------                                                                                            -------------
 52,400,000   Total Tax Exempt General Obligation Notes & Bonds                                          52,410,646
-----------                                                                                            -------------
Variable Rate Demand Instruments (d) (47.80%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   ABN AMRO Munitops Certificate Trust (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                      06/01/13     3.66%   $ 3,000,000       P-1   A-1+
  2,000,000   ABN AMRO Munitops Certificates Trust (Florida Non-AMT)
              Single Asset - Series 2004-48
              Insured by AMBAC Assurance Corporation                               06/01/12     3.66      2,000,000    VMIG-1
  1,500,000   ABN AMRO Munitops Certificates Trust (Florida Non-AMT),
              Series 2006-50
              Insured by MBIA Insurance Corporation                                09/01/14     3.66      1,500,000    VMIG-1
  1,210,000   Alachua County, FL Health Facilities Authority RB
              (Oak Hammock at the University of Florida Project) - Series 2002A
              LOC BNP Paribas                                                      10/01/32     3.70      1,210,000    VMIG-1
    475,000   Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series B
              LOC Royal Bank of Scotland                                           12/01/41     3.64        475,000    VMIG-1   A-1+
  1,900,000   Bowie County, TX IDC (Texarkana Newspaper) - Series 1985
              LOC Bank of New York                                                 11/01/25     3.70      1,900,000             A-1+
  6,500,000   Colorado Educational & Cultural Facilities Authority RB
              (National Jewish Federation Bond Program Project) - Series A-6
              LOC Bank of America N.A.                                             02/01/25     3.70      6,500,000    VMIG-1
  2,000,000   Colorado Education & Cultural Facilities Authority RB
              (National Jewish Federation Bond Program) - Series A-7
              LOC Bank of America N.A.                                             07/01/29     3.70      2,000,000    VMIG-1
  1,000,000   Dade County, FL IDA Pollution Control RB
              (Florida Power & Light Company Project) - Series 1995                04/01/20     3.73      1,000,000    VMIG-1   A-1
  1,855,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                                 10/01/22     3.67      1,855,000       P-1   A-1+
  3,700,000   Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                   04/01/35     3.70      3,700,000             A-1+
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                                 12/01/14     3.68      3,000,000    VMIG-1
    200,000   Jacksonville, FL Health Facilities Authority
              (Baptist Medical Center Project)- Series 2001
              LOC Wachovia Bank                                                    08/15/21     3.66        200,000             A-1+
  3,000,000   Lexington-Fayette, KY
              (Roman Catholic Diocese of Lexington) - Series 2005A
              LOC Fifth Third Bank                                                 10/01/32     3.67      3,000,000    VMIG-1   A-1+
  1,700,000   Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (c)                                   05/01/29     3.67      1,700,000
  2,000,000   Manatee County, FL PCRB
              (Florida Power & Light Company Project)                              09/01/24     3.70      2,000,000    VMIG-1   A-1
    200,000   Massachusetts Water Resources Authority RB
              (Multi-Modal Subordinated Group) - Series 2002C
              LOC Landesbank Hessen Thuringen                                      08/01/20     3.74        200,000    VMIG-1   A-1+
  2,885,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                          01/01/16     3.66      2,885,000             A-1
  1,995,000   New Jersey Economic Development Authority
              School Facilities Construction Bonds, 2005 Series O
              LOC JPMorgan Chase Bank, N.A.                                        03/01/13     3.65      1,995,000    VMIG-1
  2,885,000   Oregon State Department of Administrative Services
              COPs - Series 2005B (ROCs II-R Trust Series 7017)
              Insured by FGIC                                                      11/01/23     3.67      2,885,000    VMIG-1
  2,020,000   Sarasota County, FL Continuing Care Retirement Community RB
              (Glenridge Palmer Project) - Series 2006
              LOC Bank of Scotland                                                 06/01/36     3.70      2,020,000    VMIG-1
  2,000,000   Shelby County, TN
              Health Educational & Housing Facilities Board Revenue
              (Americare Health Properties Project) - Series 2005
              LOC Fifth Third Bank                                                 12/01/30     3.67      2,000,000       P-1   A-1+
  2,985,000   Snohomish County, WA Public Utility District # 1
              Electric System Revenue Refunding Bonds - Series 2005
              (ROCs II-R Trust Series 6055)
              Insured by FSA                                                       12/01/22     3.67      2,985,000    VMIG-1
  5,500,000   Tampa, FL Hillsborough County Expressway Authority RB
              Authority RB - Series 2006
              Insured By AMBAC Assurance Corporation                               07/01/23     3.67      5,500,000    VMIG-1
  1,500,000   Tampa, FL Student Housing RB (CHF Tampa, LLC Project)
              LOC Royal Bank of Canada                                             10/01/37     3.62      1,500,000    VMIG-1   A-1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corporation                                10/01/40     3.66      2,520,000             A-1+
  1,940,000   Tulsa County, OK IDA
              (Montereau in Warren Woods Project)- series A
              LOC BNP Paribas                                                      07/01/32     3.69      1,940,000             A-1+
  3,900,000   University of Southern Indiana RB (Student Fee) - Series G
              LOC JPMorgan Chase Bank, N.A.                                        10/01/19     3.68      3,900,000    VMIG-1   A-1+
-----------                                                                                             -----------
 65,370,000   Total Variable Rate Demand Instruments                                                     65,370,000
-----------                                                                                             -----------
Variable Rate Demand Instruments - Private Placements (4)  (11.18%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,079,000   Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                         12/01/15     4.95%   $ 3,079,000       P-1   A-1
  2,104,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                         12/01/15     4.95      2,104,000       P-1   A-1
  3,058,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                         12/01/15     4.95      3,058,000       P-1   A-1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                              12/28/14     4.95      1,500,000       P-1   A-1
  3,895,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                            12/01/20     3.66      3,895,000       P-1   A-1
  1,657,600   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                            07/01/15     5.36      1,657,600       P-1   A-1+
-----------                                                                                           -------------
 15,293,600   Total Variable Rate Demand Instruments - Private Placements                                15,293,600
-----------                                                                                           -------------
              Total Investments (98.77%) (Cost $135,074,246)                                            135,074,246
              Cash and other assets, net of liabilities (1.23%)                                           1,675,724
                                                                                                      -------------
              Net Assets (100.00%)                                                                     $136,749,970
                                                                                                      =============
              Net asset value, offering and redemption price per share:
              Class A Shares,         25,577,003  shares outstanding                                   $       1.00
                                                                                                      =============
              Class B Shares,         49,166,697  shares outstanding                                   $       1.00
                                                                                                      =============
              Thornburg Shares,       13,722,899  shares outstanding                                   $       1.00
                                                                                                      =============
              First Southwest Shares, 48,467,184  shares outstanding                                   $       1.00
                                                                                                      =============

FOOTNOTES:

Note 1 Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1%from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.
     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.
(b) The interest rate shown reflects the security's current coupon, unless yield is available.
(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.
(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     AMT       =  Alternate Minimum Tax                         LOC       =  Letter of Credit
     BAN       =  Bond Anticipation Note                        MHRB      =  Multi-Family Housing Revenue Bond
     COPs      =  Certificates of Participation                 PCRB      =  Pollution Control Revenue Bond
     EDC       =  Economic Development Corporation              RB        =  Revenue Bond
     EDRB      =  Economic Development Revenue Bond             RDRB      =  Residential Development Revenue Bond
     FGIC      =  Financial Guaranty Insurance Company          RN        =  Revenue Note
     FSA       =  Financial Security Assurance                  ROCs      =  Reset Option Certificates
     GO        =  General Obligation                            TICs      =  Trust Inverse Certificates
     IDA       =  Industrial Development Authority              TOCs      =  Tender Option Certificates
     IDC       =  Industrial Development Corporation            TRAN      =  Tax and Revenue Anticipation Note
     IDRB      =  Industrial Development Revenue Bond           TRPN      =  Tax and Revenue Promissory Note





Item 2:    Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary

Date: September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President

Date: September 26, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date: September 26, 2007

* Print the name and title of each signing officer under his or her signature.